Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Value Line Larger Companies Focused Fund, Inc.
Entity Central Index Key	0000102764
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2024
Document Effective Date	Apr. 29, 2024
Prospectus Date	May 01, 2024
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC. | VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.
Prospectus:
Trading Symbol	VALLX
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC. | Institutional
Prospectus:
Trading Symbol	VLLIX